Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paidin Capital Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at March 1, 2024 (As restated) at Feb. 29, 2024	$ 5,254	$ 40,292,778	$ 1,233,619	$ (29,074,580)	$ (767,011)	$ 11,690,060	$ 2,028	$ 11,692,088
Beginning balance, shares at Feb. 29, 2024	52,545,350
Common stock issued for cash	$ 443	6,642,061				6,642,504		6,642,504
Common stock issued for cash, shares	4,428,336
Common stock issued for professional service	$ 17	369,577				369,594		369,594
Common stock issued for professional service, shares	167,500
Additional paid-in capital - stock options			240,377			240,377		240,377
Accumulated other comprehensive income					(176,265)	(176,265)		(176,265)
Net loss				(5,112,804)		(5,112,804)	3,462	(5,109,342)
Ending balance, value at Feb. 28, 2025	$ 5,714	47,304,416	1,473,996	(34,187,384)	(943,276)	13,653,466	5,490	13,658,956
Ending balance, shares at Feb. 28, 2025	57,141,186
Common stock issued for cash	$ 199	3,420,816				3,421,015		3,421,015
Common stock issued for cash, shares	1,985,122
Common stock issued for professional service	$ 10	172,095				172,105		172,105
Common stock issued for professional service, shares	95,000
Common stock issued for conversion of customer deposit	$ 56	1,399,944				1,400,000		1,400,000
Common stock issued for conversion of customer deposit, shares	560,000
Additional paid-in capital - stock options			324,662			324,662		324,662
Common stock issued for purchase of software IP	$ 150	2,354,850				2,355,000		2,355,000
Common stock issued for purchase of software IP, shares	1,500,000
Accumulated other comprehensive income					859,172	859,172		859,172
Net loss				(6,997,770)		(6,997,770)	(43,563)	(7,041,333)
Ending balance, value at Feb. 28, 2026	$ 6,129	$ 54,652,121	$ 1,798,658	$ (41,185,154)	$ (84,104)	$ 15,187,650	$ (38,073)	$ 15,149,577
Ending balance, shares at Feb. 28, 2026	61,281,308